Investments	9 Months Ended
Sep. 30, 2019
Investments
Investments

3. Investments

Investments consist of the following (in thousands):

	September 30, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
U.S. treasury securities	$19,982	$1	$—	$19,983
Agency bonds	47,178	—	(17)	47,161
Corporate bonds	107,045	20	(62)	107,003
Total	$174,205	$21	$(79)	$174,147

As of September 30, 2019, no investments are considered to be other-than-temporarily impaired. The Company uses the specific identification method when calculating realized gains and losses. For the three and nine months ended September 30, 2019, the Company recorded no realized gains and losses on available-for-sale securities.